Selling and Distribution Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of expenses [text block] [Abstract]
Schedule of selling and distribution expenses
	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Personnel expenses, note 23(b)	26,283	26,818	21,707
Third-party services	7,326	8,636	7,549
Advertising and promotion	3,285	6,981	13,149
Allowance for expected credit losses, note 7(d)	1,582	1,452	683
Other	1,677	646	1,029

	40,153	44,533	44,117